Distribution of Total Assets by Geographical Area (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Assets	$ 1,904,310	$ 1,825,843
Ireland
Segment Reporting Information [Line Items]
Assets	888,797	766,120
Rest Of Europe
Segment Reporting Information [Line Items]
Assets	324,419	337,062
United States
Segment Reporting Information [Line Items]
Assets	619,721	651,160
Rest of World
Segment Reporting Information [Line Items]
Assets	$ 71,373	$ 71,501